GOING CONCERN (Details Narrative) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
GOING CONCERN
Working capital deficit		$ (2,875,704)
Accumulated Deficit	$ (17,459,914)	$ (16,837,649)	$ (12,833,496)